CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements Of Income And Comprehensive Income
Net revenue from exclusive franchise stores	$ 47,221,802	$ 41,106,879
Net revenue from non-exclusive franchise stores	47,172,272	48,576,322
Net revenue from company owned stores	9,821,329	24,488,245
Net Revenue	104,215,403	114,171,446
Cost of goods sold from exclusive franchise stores	40,356,299	33,182,505
Cost of goods sold from non-exclusive franchise stores	40,051,142	37,053,955
Cost of goods sold from company owned stores	8,115,988	24,674,320
Cost of goods sold	88,523,429	94,910,780
Gross profit	15,691,974	19,260,666
Operating expenses:
Selling expense	3,625,882	4,041,199
General and administrative expenses	2,523,208	3,770,521
Bad Debt Recovery	(6,603,000)	0
Forgiveness of employee bonus	0	(1,834,144)
Total operating expenses	(453,909)	5,977,575
Net operating income	16,145,884	13,283,091
Other income (expense):
Financial expense	(12,122)	2,908
Other expense	(2,137)	(46,510)
Total other income (expense)	(14,259)	(43,602)
Net income before income taxes	16,131,625	13,239,490
Income taxes	1,255	4,073
Net income	16,130,370	13,235,416
Foreign currency translation adjustment	1,581,337	1,076,580
Comprehensive income	$ 17,711,707	$ 14,311,997
Earnings per share - basic	$ 0.96	$ 0.85
Earnings per share - diluted	$ 0.92	$ 0.77
Basic weighted average shares outstanding	16,775,113	15,619,644
Diluted weighted average shares outstanding	17,589,677	17,087,383